Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	May 09, 2025 USD ($) shares $ / shares Rate
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Grants of options and other equity awards to our executive officers and directors are approved by the Compensation Committee or the Board, generally at regularly scheduled meetings or sometimes by unanimous written consent. From time to time, we grant stock options or other equity awards to employees, including the named executive officers. As we do not regularly grant options, we do not maintain any written policies on the timing of awards of stock options. Also, non-employee directors generally receive grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the Board and at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to our equity compensation policies for non-employee directors as described above. We have no practice of timing grants of equity awards to coordinate with the release of material non-public information (“MNPI”). Although we have not adopted a formal policy regarding the timing of equity award grants, including stock options, neither our Board nor our Compensation Committee takes MNPI about the Company into account when determining the timing of equity awards, nor do we time the disclosure of MNPI for the purpose of impacting the value of executive compensation.

Award Timing Method	From time to time, we grant stock options or other equity awards to employees, including the named executive officers. As we do not regularly grant options, we do not maintain any written policies on the timing of awards of stock options. Also, non-employee directors generally receive grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the Board and at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to our equity compensation policies for non-employee directors as described above.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Although we have not adopted a formal policy regarding the timing of equity award grants, including stock options, neither our Board nor our Compensation Committee takes MNPI about the Company into account when determining the timing of equity awards, nor do we time the disclosure of MNPI for the purpose of impacting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant date (1)	Number of securities underlying the award		Exercise price of the award ($) (2)	Grant date fair value of the award ($)

Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

Thomas J. Schaefer	5/9/2025	12,500	(1)	$3.88	$40,001	(9.80)%	(2)
Mark Kawakami	5/9/2025	12,500	(1)	$3.88	$40,001	(9.80)%	(2)

(1) On May 8, 2025, the Company filed a Quarterly Report on Form 10-Q for the fiscal quarter ending March 31, 2025 (the “May Form 10-Q”) and a current report on Form 8-K related to our financial results for the quarter ended March 31, 2025. On May 9, 2025, the Company granted a stock option to Mr. Schaefer.

(2) This represents the percentage change in the closing market price of the Common Stock between the trading day ending immediately prior to the filing of the May Form 10-Q (May 7, 2025) and the trading day beginning immediately following the filing of the May Form 10-Q (May 9, 2025).

Thomas J. Schaefer [Member]
Awards Close in Time to MNPI Disclosures
Name		Thomas J. Schaefer
Underlying Securities | shares		12,500
Exercise Price | $ / shares		$ 3.88
Fair Value as of Grant Date | $		$ 40,001
Underlying Security Market Price Change | Rate		(9.80%)
Mark Kawakami [Member]
Awards Close in Time to MNPI Disclosures
Name		Mark Kawakami
Underlying Securities | shares		12,500
Exercise Price | $ / shares		$ 3.88
Fair Value as of Grant Date | $		$ 40,001
Underlying Security Market Price Change | Rate		(9.80%)